1
The Gabelli Global Growth Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.8%
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT  — 17.3%
24,300 Apple Inc. ................................................ $ 6,187,509
4,000 Applied Materials Inc. ............................... 818,960
3,550 ASML Holding NV .................................... 3,436,720
22,900 Broadcom Inc. ......................................... 7,554,939
8,200 Keyence Corp. .......................................... 3,054,999
73,500 NVIDIA Corp. ........................................... 13,713,630
34,766,757
INDUSTRIALS  — 14.5%
11,390 Eaton Corp. plc ......................................... 4,262,708
9,400 GE Vernova Inc. ........................................ 5,780,060
19,850 General Electric Co. .................................. 5,971,277
2,800 Howmet Aerospace Inc. ............................ 549,444
925 Rheinmetall AG ........................................ 2,163,733
36,300 Saab AB, Cl. B .......................................... 2,230,353
13,500 Schneider Electric SE ................................ 3,799,874
8,800 Trane Technologies plc ............................. 3,713,248
4,200 Waste Connections Inc. ............................ 738,360
29,209,057
FINANCIALS  — 14.4%
10,450 Aon plc, Cl. A ........................................... 3,726,261
11,055 Chubb Ltd. ............................................... 3,120,274
4,200 Deutsche Boerse AG ................................. 1,124,723
169,000 Investor AB, Cl. B ..................................... 5,290,433
25,500 KKR & Co. Inc. ......................................... 3,313,725
6,700 Mastercard Inc., Cl. A ............................... 3,811,027
1,250 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ................ 798,093
4,020 S&P Global Inc. ........................................ 1,956,574
17,000 Visa Inc., Cl. A .......................................... 5,803,460
28,944,570
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES  — 12.6%
5,830 Cadence Design Systems Inc.† ................. 2,047,846
4,230 CrowdStrike Holdings Inc., Cl. A† ............. 2,074,307
3,550 Intuit Inc. ................................................. 2,424,330
24,400 Microsoft Corp. ........................................ 12,637,980
12,900 Oracle Corp. ............................................. 3,627,996
2,670 ServiceNow Inc.† ..................................... 2,457,148
25,269,607
COMMUNICATION SERVICES  — 12.4%
16,200 Alphabet Inc., Cl. A ................................... 3,938,220
12,720 Alphabet Inc., Cl. C ................................... 3,097,956
8,720 Meta Platforms Inc., Cl. A ......................... 6,403,794
6,470 Netflix Inc.† .............................................. 7,757,012
5,425 Spotify Technology SA† ............................ 3,786,650
24,983,632
Shares
Market
Value
HEALTH CARE  — 8.5%
35,000 Boston Scientific Corp.† ........................... $ 3,417,050
8,320 Eli Lilly & Co. ........................................... 6,348,160
5,550 Intuitive Surgical Inc.† .............................. 2,482,126
8,480 Stryker Corp. ............................................ 3,134,802
3,450 Thermo Fisher Scientific Inc. ..................... 1,673,319
17,055,457
CONSUMER DISCRETIONARY  — 7.9%
37,700 Amazon.com Inc.† ................................... 8,277,789
2,000 Christian Dior SE ...................................... 1,165,166
4,300 LVMH Moet Hennessy Louis Vuitton SE .... 2,646,140
760 MercadoLibre Inc.† .................................. 1,776,074
4,600 Tesla Inc.† ................................................ 2,045,712
15,910,881
CONSUMER STAPLES  — 1.3%
5,950 L'Oreal SA ................................................ 2,585,198
MATERIALS  — 0.9%
3,900 Linde plc .................................................. 1,852,500
TOTAL COMMON STOCKS .................. 180,577,659
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 10.2%
$ 20,735,000 U.S. Treasury Bills,
3.958% to 4.250%††,
11/20/25 to 03/05/26 ............................ 20,527,610
TOTAL INVESTMENTS — 100.0%
(Cost $92,096,924) ............................... $ 201,105,269
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 76.3% $ 153,462,336
Europe .............................. 21.8 43,849,574
Japan ............................... 1.5 3,054,999
Canada .............................. 0.4 738,360
100.0% $ 201,105,269